INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

11. INTANGIBLE ASSETS

Intangible assets consist of the following as at March 31, 2022 and 2021:

March 31, 2022

	Field Trip	Field Trip
	Health	Health		Software in
	Website	Portal	Trip App	Progress	Total
Cost	$	$	$	$	$
Balance, April 1, 2021	175,314	165,854	149,117	—	490,285
Additions	7,591	85,409	129,165	—	222,165
Balance, March 31, 2022	182,905	251,263	278,282	—	712,450

Accumulated amortization
Balance, April 1, 2021	(43,257)	(10,728)	(9,176)	—	(63,161)
Amortization expense	(45,342)	(59,871)	(60,722)	—	(165,935)
Balance, March 31, 2022	(88,599)	(70,599)	(69,898)	—	(229,096)
Net book value as at
March 31, 2022	94,306	180,664	208,384	—	483,354
March 31, 2021	132,057	155,126	139,941	—	427,124

March 31, 2021

	Field Trip	Field Trip
	Health	Health		Software in
	Website	Portal	Trip App	Progress	Total
Cost	$	$	$	$	$
Balance, April 1, 2020	126,974	—	—	—	126,974
Additions	48,340	—	—	314,971	363,311
Assets in use	—	165,854	149,117	(314,971)	—
Balance, March 31, 2021	175,314	165,854	149,117	—	490,285

Accumulated amortization
Balance, April 1, 2020	(1,994)	—	—	—	(1,994)
Amortization expense	(41,263)	(10,728)	(9,176)	—	(61,167)
Balance, March 31, 2021	(43,257)	(10,728)	(9,176)	—	(63,161)
Net book value as at
March 31, 2021	132,057	155,126	139,941	—	427,124
March 31, 2020	124,980	—	—	—	124,980